SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 29, 2018	Sep. 29, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 30, 2017	Sep. 30, 2017	Jul. 01, 2017	Apr. 01, 2017	Dec. 29, 2018	Dec. 30, 2017	Dec. 31, 2016
Summary Of Significant Accounting Policies
Length of Fiscal Period									364 days	364 days	364 days
Stock-based compensation expense capitalized									$ 0.0	$ 0.0	$ 0.0
Accounting Guidance Updates
Marketing, general and administrative expense									1,127.5	1,105.2	1,085.7
Other expense, net	$ 3.0	$ (3.0)	$ 57.1	$ 12.8	$ 9.0	$ 10.8	$ 10.2	$ 6.5	69.9	36.5	23.8
Other non-operating expense									104.8	18.0	53.2
Net cash provided by operating activities									457.9	645.7	582.1
Net cash used in investing activities									(232.5)	(543.3)	(432.2)
Derecognized tax-related deferred charges									(30.0)	$ 149.5	$ 68.4
Operating leases, remaining minimum lease payments	184.8								$ 184.8
Minimum
Summary Of Significant Accounting Policies
Software estimated useful lives									5 years
Minimum | Argentina
Summary Of Significant Accounting Policies
Cumulative Inflation Rate									100.00%
Minimum | Buildings and improvements
Summary Of Significant Accounting Policies
Property and equipment estimated useful lives									10 years
Minimum | Machinery and equipment
Summary Of Significant Accounting Policies
Property and equipment estimated useful lives									3 years
Maximum
Summary Of Significant Accounting Policies
Software estimated useful lives									10 years
Maximum | Buildings and improvements
Summary Of Significant Accounting Policies
Property and equipment estimated useful lives									45 years
Maximum | Machinery and equipment
Summary Of Significant Accounting Policies
Property and equipment estimated useful lives									15 years
Customer concentration risk | Net sales | Maximum
Summary Of Significant Accounting Policies
Concentration risk percentage									10.00%	10.00%
Customer concentration risk | Net sales | Ten largest customers
Summary Of Significant Accounting Policies
Concentration risk percentage									15.00%	15.00%	14.00%
Customer concentration risk | Accounts Receivable | Maximum
Summary Of Significant Accounting Policies
Concentration risk percentage									10.00%	10.00%
Customer concentration risk | Accounts Receivable | Ten largest customers
Summary Of Significant Accounting Policies
Concentration risk percentage									14.00%	14.00%
Accounting Standards Update 2017-07
Accounting Guidance Updates
Marketing, general and administrative expense										$ 1,105.2	$ 1,085.7
Other expense, net										36.5	23.8
Other non-operating expense										18.0	53.2
Accounting Standards Update 2017-07 | As Previously Reported
Accounting Guidance Updates
Marketing, general and administrative expense										1,123.2	1,097.5
Other expense, net										36.5	65.2
Accounting Standards Update 2017-07 | Reclassifications
Accounting Guidance Updates
Marketing, general and administrative expense										(18.0)	(11.8)
Other expense, net											(41.4)
Other non-operating expense										18.0	53.2
Accounting Standards Update 2016-16
Accounting Guidance Updates
Deferred taxes related to intra-entity transfers	13.8								$ 13.8
Accounting Standards Update 2016-15
Accounting Guidance Updates
Net cash provided by operating activities										645.7	582.1
Net cash used in investing activities										(543.3)	(432.2)
Accounting Standards Update 2016-15 | As Previously Reported
Accounting Guidance Updates
Net cash provided by operating activities										650.1	585.3
Net cash used in investing activities										(547.7)	(435.4)
Accounting Standards Update 2016-15 | Reclassifications
Accounting Guidance Updates
Net cash provided by operating activities										(4.4)	(3.2)
Net cash used in investing activities										$ 4.4	$ 3.2
Accounting Standards Update 2014-09
Accounting Guidance Updates
Returns liability	$ 11.7								$ 11.7